Prepayments - Schedule of Prepayments (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Prepayments [Abstract]
Service Prepayment			$ 2,648
Total prepayments			$ 2,648